Consolidated Statement of Financial Position - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021
Non-current assets
Property, plant and equipment	R 1,390,659	R 1,137,192
Capitalized commission assets	231,537	201,075
Intangible assets	77,031	59,339
Goodwill	186,384	124,152
Loans to related parties	19,400	19,400
Long-term prepayments	9,722
Non-current financial asset	1,359
Deferred tax assets	58,383	47,046
Total non-current assets	1,974,475	1,588,204
Current assets
Inventories	25,369
Trade and other receivables and prepayments	333,886	324,170
Income tax receivables	8,818	15,412
Other financial asset	15,305	882,420
Cash and cash equivalents	731,748	104,937
Total current assets	1,115,126	1,326,939
Total assets	3,089,601	2,915,143
Equity
Share capital	7,142,853	2,739,629
Capital reserve	(3,587,640)
Common control reserve	(2,709,236)	(2,709,236)
Foreign currency translation reserve	28,776	9,705
Retained earnings	1,276,523	815,215
Equity attributable to equity holders of parent	2,151,276	855,313
Non-controlling interest	22,905	427,133
Total equity	2,174,181	1,282,446
Non-current liabilities
Term loans	71,194	10,468
Lease liabilities	64,784	60,283
Deferred revenue	108,256	85,655
Deferred tax liabilities	47,063	42,024
Total non-current liabilities	291,297	198,430
Current liabilities
Term loans	18,156	5,462
Trade and other payables	281,866	281,882
Loans from related parties	2,134	891,977
Lease liabilities	47,294	38,401
Deferred revenue	218,148	161,110
Bank overdraft	13,722	28,839
Income tax payables	40,918	25,615
Provision for warranties	1,885	981
Total current liabilities	624,123	1,434,267
Total liabilities	915,420	1,632,697
Total equity and liabilities	R 3,089,601	R 2,915,143